PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment, consists of the following as of September 30, 2014 and December 31, 2013 (in thousands):

	SEPTEMBER 30, 2014	DECEMBER 31, 2013
Laboratory equipment	$957	$243
Computer equipment and software	160	22
Office equipment and furniture	343	29
Leasehold improvements	327	7

	1,787	302
Less: accumulated depreciation and amortization	(175)	(28

	$1,612	$274

Property and equipment, consists of the following as of December 31, 2013 and 2012:

	DECEMBER 31,
	2013	2012
Laboratory equipment	$243,479	$—
Computer equipment	22,405	14,217
Office equipment and furniture	28,992	9,041
Leasehold improvements	7,225	10,200

	302,101	33,458
Less: accumulated depreciation and amortization	(28,460)	(16,700)

	$273,641	$16,758